Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	WCI Communities, Inc.
Entity Central Index Key	0001574532
Document Type	S-4
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description
Entity Filer Category	Non-accelerated Filer
Pre-Effective Amendment Number	2